Derivative Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 7. Derivative Liabilities

Upon closing of the private placements on May 22, 2015 and June 9, 2015, the Company issued 298,551 and 26,099 warrants, respectively, to purchase the same number of shares of common stock with an exercise price of $1.50 and a five-year term to the placement agent. Upon closing of a private placement in April 2016, the Company issued 153,713 warrants to purchase the same number of shares of common stock with an exercise price of $1.60 and a five-year term to the placement agent. The Company identified certain put features embedded in the warrants that potentially could result in a net cash settlement, requiring the Company to classify the warrants as a derivative liability.

During the nine months ended March 31, 2017, the Company amended the existing warrant agreements to eliminate the derivative feature. Upon execution of the revised agreements, a total of 471,697 warrants with a fair value of $2,200,219 were reclassified from liability to equity.

Level 3 Financial Liabilities – Derivative warrant liabilities

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the condensed consolidated balance sheet as of March 31, 2017:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$	$—	$—	$—	$—

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the condensed consolidated balance sheet as of June 30, 2016:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$1,322,729	$—	$—	$1,322,729	$1,322,729

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the nine months ended March 31, 2017:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, July 1, 2016	$1,322,729
Change in fair value of derivative warrant liabilities	877,490
Reclassification of Derivative liability to Additional Paid in Capital	(2,200,219)
Balance, March 31, 2017	$-

The fair value of the derivative feature of the warrants on the issuance dates, at the balance sheet date and on the date of reclassification to equity were calculated using a binomial option model valued with the following weighted average assumptions:

	January 19, 2017	June 30, 2016
Risk free interest rate	1.75%	1.01%
Dividend yield	0.00%	0.00%
Expected volatility	69%	39%
Remaining term (years)	3.14 – 4.04	3.89-4.79

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the warrant’s expected term.

Remaining term: The Company’s remaining term is based on the remaining contractual maturity of the warrants.

During the nine months ended March 31, 2017 and 2016, the Company marked the derivative feature of the warrants to fair value and recorded a loss of $877,490 and $108,565, respectively, relating to the change in fair value.

Note 8. Derivative Liabilities

Upon closing of the private placement transactions on May 22, 2015 and June 9, 2015, the Company issued 298,551 and 26,099 warrants, respectively, to purchase Common Stock with an exercise price of $1.50 and a five-year term to the placement agent. Upon closing of the April 2016 Offering, the Company issued 153,713 warrants to purchase Common Stock with an exercise price of $1.60 and a five-year term to the placement agent shares of Common Stock. The Company identified certain put features embedded in the warrants that potentially could result in a net cash settlement, requiring the Company to classify the warrants as a derivative liability.

Level 3 Financial Liabilities – Derivative warrant liabilities

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of June 30, 2016:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$1,322,729	$—	$—	$1,322,729	$1,322,729

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of June 30, 2015:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$205,144	$—	$—	$205,144	$205,144

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the consolidated balance sheet as of March 31, 2016:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$313,709	$—	$—	$313,709	$313,709

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period April 1, 2015 ended June 30, 2016:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, April 1, 2015	$—
Issuance of derivative warrant liabilities	206,715
Change in fair value of derivative warrants	(1,571)
Balance, June 30, 2015	205,144
Change in fair value of derivative warrants	108,565
Balance, March 31, 2016	313,709
Issuance of derivative warrants	165,719
Transfer from liability to equity classification due to excercise	(16,974)
Change in fair value of derivative warrant liabilities	860,275
Balance, June 30, 2016	$1,322,729

The fair value of the derivative feature of the warrants on the issuance dates and at the balance sheet date were calculated using a binomial option model valued with the following weighted average assumptions:

	May 22, 2015	June 9, 2015	June 30, 2015	March 31, 2016	April 14, 2016	June 30, 2016
Risk free interest rate	1.57%	1.74%	1.63%	1.04%	1.08%	1.01%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	47%	47%	47%	41%	44%	39%
Remaining term (years)	5.0	5.0	4.89 – 4.94	4.15 – 4.19	5.0	3.89 – 4.79

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the warrants’ expected term.

Remaining term: The Company’s remaining term is based on the remaining contractual maturity of the warrants.

During the three months ended June 30, 2016, the Company marked the derivative feature of the warrants to fair value and recorded a loss of $860,275, relating to the change in fair value.

During the years ended June 30, 2016, June 30, 2015 and March 31, 2016, the Company marked the derivative feature of the warrants to fair value and recorded a gain (loss) of $(968,840), $1,571 and $(106,994), respectively, relating to the change in fair value.